Expense Example - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2020 Fund - Fidelity Simplicity RMD 2020 Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689